Unsecured senior notes (Tables)	12 Months Ended
Dec. 31, 2025
Unsecured senior notes
Schedule of unsecured senior notes
A summary of the Company’s senior notes due 2026, 2030 and 2050 (collectively “Senior Notes”) and the Convertible Senior Notes as of December 31, 2024 and 2025 is as follows:

	As of December 31,		Effective interest rate
	2024	2025
	(RMB in millions)
US$500 million 3.875% Senior Notes due 2026	3,582	3,511	4.15%
US$700 million 3.375% Senior Notes due 2030	4,973	4,867	3.47%
US$300 million 4.125% Senior Notes due 2050	2,024	1,980	4.25%
US$2,000 million 0.25% Convertible Senior Notes due 2029	14,191	13,951	0.79%

Carrying value	24,770	24,309
Unamortized discount and debt issuance costs of the Senior Notes	73	57
Unamortized debt issuance costs of the Convertible Senior Notes	186	107

Total principal amounts of unsecured senior notes	25,029	24,473

Summary of Principal Amounts due of Unsecured Senior Notes
As of December 31, 2025, the principal of the Senior Notes of RMB3,514 million, RMB4,885 million and RMB2,016 million will be due in 2026, 2030 and 2050, respectively. The principal of the Convertible Senior Notes of RMB14,058 million will be due in 2029. The principal of the unsecured senior notes will be due according to the following schedule:

Principal amounts	Total	Within 1 year	Between 1 to 2 years	Between 2 to 3 years	Between 3 to 4 years	Between 4 to 5 years	Beyond 5 years
	(RMB in millions)
Senior Notes	10,415	3,514	—	—	—	4,885	2,016
Convertible Senior Notes	14,058	—	—	—	14,058	—	—